Share-Based Compensation - Summary of Group's option activities (Details) - 2015 Plan and the 2018 Plan $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥) shares
Number of share options
Outstanding at beginning of the year (in shares) | shares	511,631,888	511,631,888
Granted (in shares) | shares	98,048,400	98,048,400
Forfeited (in shares) | shares	(11,854,180)	(11,854,180)
Exercised (in shares) | shares	(182,380,476)	(182,380,476)
Outstanding at end of the year (in shares) | shares	415,445,632	415,445,632	511,631,888	511,631,888
Vested and expected to vest at end of the year (in shares) | shares	415,445,632						415,445,632
Exercisable at end of the year (in shares) | shares	284,151,962						284,151,962
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share)	$ 0.0065
Granted (in dollars per share)	0.0065
Forfeited (in dollars per share)	0.0065
Exercised (in dollars per share)	0.0065
Outstanding at end of the year (in dollars per share)	0.0065		$ 0.0065
Vested and expected to vest at end of the year (in dollars per share)	0.0065
Exercisable at end of the year (in dollars per share)	0.0065
Weighted average grant date fair value
Outstanding at beginning of the year	5.2248
Granted	24.5402		13.4311		$ 32.0457
Forfeited	5.8944
Exercised	3.6994
Outstanding at end of the year	10.4340		$ 5.2248
Vested and expected to vest at end of the year	10.4340
Exercisable at end of the year	$ 4.5980
Aggregate intrinsic value
Outstanding at beginning of the year (in dollars) | $	$ 10,427,570
Exercised (in dollars)	3,495,498	¥ 24,817,686		¥ 32,530,282		¥ 1,252,115
Outstanding at end of the year (in dollars) | $	15,193,262		$ 10,427,570
Vested and expected to vest at end of the year (in dollars) | $	15,193,262
Exercisable at end of the year (in dollars) | $	$ 10,391,721
Weighted average remaining contractual term
Outstanding (in years)	15 years 8 months 15 days	15 years 8 months 15 days	15 years 5 months 8 days	15 years 5 months 8 days
Vested and expected to vest at end of the year (in years)	15 years 8 months 15 days	15 years 8 months 15 days
Exercisable at end of the year (in years)	14 years 1 month 2 days	14 years 1 month 2 days
Fair value of vested options	$ 462,686	¥ 3,285,026		¥ 4,770,523		¥ 3,949,471
Unrecognized share-based compensation expense relating to unvested options	$ 3,052,638						¥ 21,673,425
Weighted-average period for recognition of share-based compensation expense relating to unvested options	2 years 10 months 20 days	2 years 10 months 20 days